Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Taxes and Reconciliation

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2015 and 2014 were as follows:

	Years Ended December 31,
	2015	2014
Income tax benefit at U.S. statutory rate of 34%	$(337,000)	$-
State income taxes bene	(79,000)	-
Stock-based compensation	7,000
Income tax effect during LLC period	36,000	-
Change in valuation allowance	373,000	-
Total provision for income tax	$-	$-

Schedule of Deferred Tax Assets

The Company’s approximate net deferred tax assets as of December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Deferred Tax Assets:
Net operating loss carryforward	$373,000	$-
Total deferred tax assets	373,000	-
Valuation allowance	(373,000)	-
Net deferred tax assets	$-	$-